Equity	12 Months Ended
Dec. 31, 2017
Statement [line items]
Equity
17. Equity
The following table shows the movement in the share capital:
(USD millions)	Jan 1, 2015	Movement in year	Dec 31, 2015	Movement in year	Dec 31, 2016	Movement in year	Dec 31, 2017

Share capital	1 001	– 10	991	– 19	972	– 3	969

Treasury shares	– 103	2	– 101	25	– 76	– 24	– 100

Outstanding share capital	898	– 8	890	6	896	– 27	869

The following table shows the movement in the shares:
		2017			2016			2015

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares	Total outstanding shares	Total Novartis shares	Total treasury shares	Total outstanding shares	Total Novartis shares	Total treasury shares	Total outstanding shares

Balance at beginning of year		2 627.1	– 253.0	2 374.1	2 677.0	– 303.1	2 373.9	2 706.2	– 307.6	2 398.6

Shares canceled for capital reduction [1]		– 10.3	10.3		– 49.9	49.9		– 29.2	29.2

Shares acquired to be held in Group Treasury [2]									– 9.6	– 9.6

Shares acquired to be canceled [3]			– 66.2	– 66.2		– 10.3	– 10.3		– 49.9	– 49.9

Other share purchases [4]			– 3.8	– 3.8		– 2.6	– 2.6		– 4.1	– 4.1

Exercise of options and employee transactions [5]	17.6		4.6	4.6		4.1	4.1		27.0	27.0

Equity-based compensation [5]			8.8	8.8		9.0	9.0		11.9	11.9

Total movements		– 10.3	– 46.3	– 56.6	– 49.9	50.1	0.2	– 29.2	4.5	– 24.7

Balance at end of year		2 616.8	– 299.3	2 317.5	2 627.1	– 253.0	2 374.1	2 677.0	– 303.1	2 373.9

[1] Novartis reduced its share capital by cancelling shares which were repurchased on the SIX Swiss Exchange second trading line during previous years.
[2] Shares repurchased on the SIX Swiss Exchange first trading line
[3] For 2017 and 2016, shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM). For 2015, shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2008 Annual General Meeting (AGM).

[4] Shares acquired from employees, which were previously granted to them under the respective programs
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans
17.1) The amount available for distribution as a dividend to shareholders is based on the available distributable retained earnings of Novartis AG determined in accordance with the legal provisions of the Swiss Code of Obligations.
	2017	2016	2015

Dividend per share (in CHF)	2.75	2.70	2.60

Total dividend payment (in USD billion)	6.5	6.5	6.6

17.2) The following table summarizes the treasury shares movements:
		2017		2016		2015

	Note	Number of outstanding shares (in millions)	Equity impact USDm	Number of outstanding shares (in millions)	Equity impact USDm	Number of outstanding shares (in millions)	Equity impact USDm

Shares acquired to be held in Group Treasury [1]						– 9.6	– 897

Shares acquired to be canceled [2]		– 66.2	– 5 270	– 10.3	– 784	– 49.9	– 4 805

Other share purchases [3]		– 3.8	– 304	– 2.6	– 208	– 4.1	– 417

Purchase of treasury shares		– 70.0	– 5 574	– 12.9	– 992	– 63.6	– 6 119

Exercise of options and employee transactions [4]	17.6	4.6	255	4.1	214	27.0	1 592

Equity-based compensation [5,6]		8.8	612	9.0	664	11.9	815

Total		– 56.6	– 4 707	0.2	– 114	– 24.7	– 3 712

[1] Shares repurchased on the SIX Swiss Exchange first trading line
[2] For 2017 and 2016, shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM). For 2015, shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2008 Annual General Meeting (AGM).

[3] Shares acquired from employees, which were previously granted to them under the respective programs
[4] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price reflecting the strike price of the options exercised.

[5] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax deductible amounts exceeding the expense recognized in the income statement are credited to equity.

[6] Included in 2017 is a USD 71 million impact related to the revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.

17.3) Changes in non-controlling interests represent the impact on the non-controlling interest of transactions with minority shareholders such as change in ownership percentage, dividend payments, and other equity transactions.
17.4) In 2017, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 5 billion share buyback, as well as to mitigate dilution from equity-based participation plans. The commitment under this arrangement is the expected purchases by the bank under such trading plan over a rolling 90-day period. As of December 31, 2017, this trading plan commitment was fully executed and expired, and as a consequence, there is no contingent liability related to this plan recognized.
In 2014, Novartis entered into a similar irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares. The commitment under this arrangement reflected the expected purchases by the bank under such trading plan over a rolling 90-day period. In 2015, this trading plan was fully executed and expired, resulting in a decrease of USD 658 million in the repurchase obligation. As a consequence, there is no contingent liability related to this plan as of December 31, 2015 and December 31, 2016.
17.5) The impact of change in ownership of consolidated entities represents the excess of the amount paid to non-controlling interest over their carrying value and equity allocation to non-controlling interest due to change in ownership percentage.
17.6) At December 31, 2017, the market maker held 12 million written call options, originally issued as part of the share-based compensation for associates that have not yet been exercised. The weighted average exercise price of these options is USD 62.17 and they have contractual lives of 10 years, with remaining lives up to six years.